ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Additional Information (Detail) - ARS ($)									3 Months Ended	12 Months Ended
	May 30, 2025	Apr. 30, 2024	Apr. 01, 2024	Dec. 31, 2022	Dec. 17, 2020	Nov. 17, 2020	Jun. 19, 2020	Jul. 29, 2019	Mar. 31, 2025	Dec. 31, 2024
Disclosure of additional information [line items]
Percentage of monthly contribution to deposit insurance fund									0.015%
Instruments held in custody									$ 51,362,189,200,000	$ 47,523,085,445,000
Ordinary And Extraordinary Shareholders' Meeting
Disclosure of additional information [line items]
Dividend		$ 65,000,000,000
UIF Proceedings - Docket 867/13 | Banco Galicia And Eight Directors
Disclosure of additional information [line items]
Penalties applied							$ 440,000
CNV Summary Proceeding No. 87/2024
Disclosure of additional information [line items]
Legal reserve									$ 28,837,892,000
CNV Summary Proceeding No. 87/2024 | 6 Regular Directors And 3 Regular Syndics Of The Bank, 3 Regular Directors And 3 Regular Syndics Of Galicia Securities S.A.U., And 5 Regular Directors And 3 Regular Syndics Of INVIU S.A.U.
Disclosure of additional information [line items]
Liquidity option exercise, NV amount		113,000,000
Complementary notes exercise, apparent excess amount		$ 23,072,000,000
Summary No.1426
Disclosure of additional information [line items]
Losses on litigation settlements								$ 945,000,000
Summary UIF Expt. No.174/15
Disclosure of additional information [line items]
Losses on litigation settlements						$ 550,000
Summary CNV No.631/2014
Disclosure of additional information [line items]
Losses on litigation settlements					$ 500,000
Electrigal SA
Disclosure of additional information [line items]
Equity investments, shares									1,222,406
Escrow Agent
Disclosure of additional information [line items]
Required shareholders equity amount									$ 1,326,200,000
Minimum required shareholders offsetting entry									663,100,000
Alync And AN Integral
Disclosure of additional information [line items]
Required shareholders equity amount									656,609,000
Minimum required shareholders offsetting entry									328,305,000
Treasury bills									2,239,278,000
Treasury bills, fair value									1,944,000,000
Banco GGAL S.A.
Disclosure of additional information [line items]
Required shareholders equity amount									$ 656,609,000
Required shareholders equity shares (in shares)									470,350
Net worth									$ 1,553,362,689,000
Securities held in custody in units									125,619,458,158	104,969,157,902
Instruments held in custody									$ 1,453,390,344,000	$ 1,500,173,078,000
Banco GGAL S.A. | Pesos And Other Currencies
Disclosure of additional information [line items]
Required shareholders equity amount									143,979,000
Banco GGAL S.A. | Assets In Local Instruments
Disclosure of additional information [line items]
Required shareholders equity amount									184,325,000
Galicia administradora de fondos S.A.
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry									774,780,000
Minimum equity requirement act as agent									1,549,560,000
Galicia administradora de fondos S.A. | Fima Premium Class C Shares
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry									$ 814,323,000
Minimum offsetting entry shares									17,000,000
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of additional information [line items]
Required shareholders equity amount									$ 11,724,029,000
Minimum equity requirement act as agent									684,040,000
Minimum required equity act as agent off setting entry									342,020,000
GGAL Asset Management S.A. S.G.F.C.I. | HF Pesos Plus Class I
Disclosure of additional information [line items]
Required shareholders equity amount									$ 1,295,808,000
Required shareholders equity shares (in shares)									16,093,583
GGAL Asset Management S.A. S.G.F.C.I. | HF Pesos Class I
Disclosure of additional information [line items]
Required shareholders equity amount									$ 10,428,220,000
Required shareholders equity shares (in shares)									44,970,688
Galicia Securities S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount									$ 656,609,000
Minimum required shareholders offsetting entry									$ 328,305,000
Required shareholders equity shares (in shares)									470,350
Galicia Securities S.A.U. | Placement and Distribution Agents of Mutual Funds
Disclosure of additional information [line items]
Required shareholders equity shares (in shares)									163,500
Minimum equity requirement act as agent									$ 228,246,000
Minimum required equity act as agent off setting entry									$ 114,123,000
INVIU S.A.U.
Disclosure of additional information [line items]
Required shareholders equity shares (in shares)									470,350
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of additional information [line items]
Securities held in custody in units									113,574,991,513	113,964,085,065
Instruments held in custody									$ 8,532,604,454,000	$ 7,981,096,231,000
Grupo Financiero Galicia S.A.
Disclosure of additional information [line items]
Percentage of net income transferred									5.00%
Legal reserve									20.00%
Banco Galicia
Disclosure of additional information [line items]
Legal reserve									20.00%
Percentage of profit shown in income statement									20.00%
Argentine Central Bank
Disclosure of additional information [line items]
Minimum capital requirement									3.50%
Percentage of accumulated income									60.00%
Tarjeta Naranja S.A.U.
Disclosure of additional information [line items]
Dividend rate									25.00%
Minimum capital requirement				$ 122,320,811,000					$ 300,000,000
Net insurance contracts
Disclosure of additional information [line items]
Insurance system to demand deposits and time deposits limits			$ 25,000,000
Major Dividends
Disclosure of additional information [line items]
Dividend	$ 300,000,000,000